Consolidated Statements of Cash flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net loss	$ (20,216,014)	$ (1,517,161)	$ (8,122,070)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Non-cash operating lease expenses	60,740	60,785	25,982
Depreciation and amortization	1,463,190	1,237,229	1,143,064
Stock based compensation	10,228,768
Credit loss for accounts receivable	94,125	127,568	37,885
Provision (reverse) for other receivables	238,286	(55,382)
Allowance for ATV	139
Impairment of property and equipment	194,876
Inventories provision (reserve)	452,435	(813,619)	388,253
Deferred tax expense (benefit)	170,828	(406,845)	203,544
Unrealized loss from investment in securities	7,699,210	819,432	5,527,381
Investment (income)			(4,016)
Share of results of associates	427,702	204,648
Loss on disposal of Long term investment		101,354
Property and equipment written off	1,033	526
Changes in operating assets and liabilities:
Accounts receivable	(3,350,872)	378,389	(1,223,035)
Insurance premium payables	1,318,215
Bank acceptance notes receivable	376,030	949,455	(1,665,594)
Inventories	(1,845,348)	958,655	3,403,831
Prepayment to suppliers	(2,692,462)	(65,476)	492,858
Other current assets	12,570,946	(1,506,472)	1,414,305
Accounts payable	(1,834,063)	378,976	(1,618,317)
Contract liabilities	2,673,043	(571,880)	502,535
Deferred government grants	109,136	(96,364)	(126,198)
Taxes payable	577,516	101,845	(612,274)
Accrued expenses and other payables	(11,033,416)	359,167	539,782
Lease liabilities	(56,480)	(100,592)	4,293
Net cash (used in) provided by operating activities	(2,372,437)	544,238	312,209
Cash flows from investing activities:
Purchase of property and equipment	(1,566,653)	(240,133)	(179,759)
Payment for construction in progress	(498,869)	(2,613,123)	(1,668,924)
Purchase of intangible assets	(121,382)	(1,078,215)	(1,865,406)
Cash received from disposal of Long term investment		463,629
Cash received from acquisition	2,394,514
Dividend received		56,198
Payment for short term investment	(370,518)		(1,000,000)
Proceeds from short term investment		1,000,000
Payments on long term investment		(1,404,938)
Redemption from marketable securities		4,800,000
Purchase of non controlling interest			(28,356)
Net cash (used in) provided by investing activities	(162,908)	983,418	(4,742,445)
Cash flows from financing activities:
Proceeds from bank loans	2,168,453		496,222
Repayment of bank loans	(562,944)	(491,728)	(141,778)
Proceeds from (Repayment of) bank notes payable	1,013,412		(1,544,722)
Non controlling interest contribution			56,711
Dividend paid			(1,787,517)
Net cash provided by (used in) financing activities	2,618,921	(491,728)	(2,921,084)
Effect of exchange rate change on Cash, cash equivalents and restricted cash	(80,390)	1,305,079	(151,446)
Net increase (decrease) in Cash, cash equivalents and restricted cash	3,186	2,341,007	(7,502,766)
Cash, cash equivalents and restricted cash at beginning of year	9,817,254	7,476,247	14,979,013
Cash, cash equivalents and restricted cash at end of year	9,820,440	9,817,254	7,476,247
Supplemental cash flow information
Cash paid for interest	35,331	4,262	3,656
Cash paid for income taxes	71,277	21,910	$ 27,440
Supplemental non-cash activities
Unpaid RMB 15,000,000$2,107,407) of 25% euqity investment (total considerarion of RMB 25,000,000) to Caihou Capital (Shenzhen) Group		2,107,407
Additional paid-in capital due to adjustments in previous years		$ 49,315
Goodwill arising from the acquisition of the company by issuing shares 69,995,661 Class A ordinary shares per share of US$2.0	350,849,431
Right of Use Assets obtained in exchange for operating lease obligations	$ 374,564